UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3097

Legg Mason Partners Managed Municipals Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York,	NY 10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: February 28

Date of reporting period: August 31, 2006

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

AUGUST 31, 2006

Legg Mason Partners

Managed Municipals Fund, Inc.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Managed Municipals Fund, Inc.

Semi-Annual Report  •  August 31, 2006

What’s

Inside

Fund Objective

The Fund seeks to maximize current interest income which is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and the preservation of capital*. The Fund invests at least 80% of its assets in municipal securities.

*	Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

While the U.S. economy continued to expand during the reporting period, it did so at an uneven pace. After gross domestic product (“GDP”)i increased a modest 1.7% in the fourth quarter of 2005, the economy rebounded sharply in the first quarter of 2006. During this time, GDP rose 5.6%, its best showing since the third quarter of 2003. However, the economy then took a step backwards in the second quarter of 2006, as GDP growth was 2.6%, according to the final estimate released by the U.S. Bureau of Economic Analysis. The decline was largely attributed to lower consumer spending, triggered by higher interest rates and oil prices, as well as a cooling housing market. In addition, business spending fell during the quarter.

The Federal Reserve Board (“Fed”)ii continued to raise interest rates during most of the reporting period. Since it began its tightening campaign in June 2004, the Fed increased rates 17 consecutive times, bringing the federal funds rateiii from 1.00% to 5.25%. However, in August 2006, the Fed paused from raising rates. In its official statement, the Fed said, “…the Committee judges that some inflation risks remain. The extent and timing of any additional firming that may be needed to address these risks will depend on the evolution of the outlook for both inflation and economic growth, as implied by incoming information.”

Both short- and long-term yields rose over the reporting period. However, after peaking in late June — with two- and 10-year Treasuries hitting 5.29% and 5.25%, respectively — rates fell sharply on hopes that the Fed would end its tightening cycle. Overall, during the six months ended August 31, 2006, two-year Treasury yields increased from 4.69% to 4.90%. Over the same period, 10-year Treasury yields moved from 4.55% to 4.74%. Looking at the municipal market, municipal securities outperformed their taxable bond counterparts over the six months ended August 31, 2006.

Legg Mason Partners Managed Municipals Fund, Inc.         I

Over that period, the Lehman Brothers Municipal Bond Indexiv and the Lehman Brothers U.S. Aggregate Indexv returned 2.02% and 1.82%, respectively.

Performance Review

For the six months ended August 31, 2006, Class A shares of the Legg Mason Partners Managed Municipals Fund, Inc., excluding sales charges, returned 3.86%. These shares outperformed the Fund’s unmanaged benchmark, the Lehman Brothers Municipal Bond Index, which returned 2.02% for the same period. The Lipper General Municipal Debt Funds Category Average1 increased 1.88% over the same time frame.

Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of August 31, 2006 (excluding sales charges) (unaudited)

6 Months

Managed Municipals Fund — Class A Shares	3.86%

Lehman Brothers Municipal Bond Index	2.02%

Lipper General Municipal Debt Funds Category Average	1.88%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.
Excluding sales charges, Class 1 shares returned 3.87%, Class B shares returned 3.52%, Class C shares returned 3.58% and Class Y shares returned 3.95% over the six months ended August 31, 2006. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.
Performance figures reflect reimbursements and/or fee waivers, without which the performance would have been lower.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended August 31, 2006, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 262 funds in the Fund’s Lipper category, and excluding sales charges.

II         Legg Mason Partners Managed Municipals Fund, Inc.

Special Shareholder Notices

As part of the continuing effort to integrate investment products managed by the advisers acquired with Citigroup’s asset management business, Legg Mason, Inc. (“Legg Mason”) has recommended various Fund actions in order to streamline product offerings, standardize share class pricing features, eliminate redundancies and improve efficiencies within the organization. At Board meetings held during June and July 2006, the Fund’s Board reviewed and approved these recommendations, and provided authorization to move ahead with proxy solicitations for those matters needing shareholder approval.

Effective August 1, 2006, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) became the Fund’s investment manager and Western Asset Management Company (“Western Asset”) became the Fund’s subadviser. The portfolio managers who are responsible for the day-to-day management of the Fund remain the same immediately prior to and immediately after the date of these changes. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason.

The Fund was formerly known as Smith Barney Managed Municipals Fund Inc.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s Manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

Legg Mason Partners Managed Municipals Fund, Inc.         III

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

September 28, 2006

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, the Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Lower-rated, higher-yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher-rated obligations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.

[v]	The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

IV         Legg Mason Partners Managed Municipals Fund, Inc.

Fund at a Glance (unaudited)

Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report         1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2006 and held for the six months ended August 31, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class 1	3.87%	$1,000.00	$1,038.70	0.69%	$3.55

Class A	3.86	1,000.00	1,038.60	0.69	3.55

Class B	3.52	1,000.00	1,035.20	1.20	6.16

Class C	3.58	1,000.00	1,035.80	1.21	6.21

Class Y	3.95	1,000.00	1,039.50	0.51	2.62

(1)	For the six months ended August 31, 2006.

(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class 1 and A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2         Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class 1	5.00%	$1,000.00	$1,021.73	0.69%	$3.52

Class A	5.00	1,000.00	1,021.73	0.69	3.52

Class B	5.00	1,000.00	1,019.16	1.20	6.11

Class C	5.00	1,000.00	1,019.11	1.21	6.16

Class Y	5.00	1,000.00	1,022.63	0.51	2.60

(1)	For the six months ended August 31, 2006.

(2)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report         3

Schedule of Investments (August 31, 2006) (unaudited)

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND, INC.

Face Amount	Rating‡	Security	Value

MUNICIPAL BONDS — 97.1%
Alabama — 0.8%
		Huntsville, AL, Solid Waste Disposal Authority & Resources Recovery Revenue, Refunding, MBIA-Insured:
$4,940,000	AAA	5.500% due 10/1/13 (a)	$5,207,995
8,880,000	AAA	5.500% due 10/1/14 (a)	9,348,154
4,000,000	Aaa(b)	Southeast Alabama Gas District, Alabama General System Revenue, Series A, AMBAC-Insured, 5.625% due 6/1/25	4,315,440

		Total Alabama	18,871,589

Arizona — 3.2%
		Arizona Agricultural Improvement & Power District, Electric System Revenue, Salt River Project:
3,375,000	AA	Refunding, Series A, 5.000% due 1/1/23	3,538,586
2,500,000	AA	Series B, 5.000% due 1/1/31	2,598,600
20,000,000	AA	Arizona Agriculture Improvement & Power District, Electric Systems Revenue, Salt River Project, Series A, 5.000% due 1/1/37	21,017,400
2,500,000	AAA	Downtown Phoenix Hotel Corp., Subordinated Series B, FGIC-Insured, 5.000% due 7/1/36	2,603,800
		Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, Series 1, MBIA-Insured:
2,895,000	AAA	5.000% due 8/1/20	3,107,638
4,090,000	AAA	5.000% due 8/1/21	4,376,668
5,000,000	AA	Maricopa County, AZ, IDA, Health Facilities Revenue, Mayo Clinic, 5.000% due 11/15/36	5,234,300
14,000,000	AAA	Mesa, AZ, IDA, Revenue, Discovery Health Systems, Series A, MBIA-Insured, Call 1/1/10 @ 101, 5.625% due 1/1/19 (c)	14,984,900
		Phoenix, AZ, Civic Improvement Corp.:
		Airport Revenue, Junior Lien, FGIC-Insured:
2,500,000	AAA	5.250% due 7/1/21 (a)	2,522,775
6,650,000	AAA	5.375% due 7/1/29 (a)	6,705,993
2,500,000	AAA	Excise Tax Revenue, Senior Lien, Municipal Courthouse Project, Series A, 5.250% due 7/1/24	2,622,500
		University of Arizona, COP, AMBAC-Insured:
		Series A:
1,525,000	AAA	5.000% due 6/1/19	1,602,379
725,000	AAA	5.000% due 6/1/20	760,271
5,435,000	AAA	Series B, 5.000% due 6/1/28	5,658,324

		Total Arizona	77,334,134

Arkansas — 0.2%
4,345,000	Aaa(b)	Little Rock, AR, School District, GO, Refunding, Series B, FSA-Insured, 5.500% due 2/1/30	4,562,945

California — 8.7%
4,180,000	AAA	Brea, CA, RDA, Refunding, Tax Allocation, Series A, Redevelopment Area AB, AMBAC-Insured, 5.000% due 8/1/23	4,353,052

See Notes to Financial Statements.

4         Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report

Schedule of Investments (August 31, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

California — 8.7% (continued)
		California EFA:
$7,720,000	Aaa(b)	Refunding Pepperdine University Series A, AMBAC-Insured, 5.000% due 12/1/35	$8,091,872
3,000,000	Ba1(b)	Revenue, Pooled College & University Project, Series A, Call 7/1/08 @ 101, 5.625% due 7/1/23 (c)	3,062,550
4,000,000	AA-	California Health Facilities Finance Authority Revenue, Sutter Health, Series A, 6.250% due 8/15/35	4,416,280
		California Infrastructure & Economic Development Bank Revenue:
5,000,000	AAA	Bay Area Toll Bridges, First Lien, Series A, FGIC-Insured, 5.000% due 7/1/25 (d)	5,592,950
2,100,000	AAA	Los Angeles County Department of Public Social Services, AMBAC-Insured, 5.750% due 9/1/23	2,386,083
4,875,000	AAA	California State Department of Veteran Affairs, Home Purchase Revenue, Series A, AMBAC-Insured, 5.300% due 12/1/21	5,178,810
3,730,000	AAA	California State Department of Water Resources, Water Revenue, Series W, FSA-Insured, 5.125% due 12/1/24	3,904,713
1,810,000	AAA	California Statewide Communities Development Authority Health Facility Revenue, Community Hospital of Monterey Peninsula, Series B, FSA-Insured, 5.250% due 6/1/23	1,952,302
16,260,000	AAA	Castaic Lake Water Agency, COP, Revenue, Series A, MBIA-Insured, 5.250% due 8/1/23	17,276,738
3,655,000	AAA	Cucamonga County, CA, Water District, COP, FGIC-Insured, 5.125% due 9/1/31	3,810,666
24,000,000	BBB	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue, Series 2003-A-1, 6.750% due 6/1/39	27,076,080
3,000,000	AAA	Inglewood, CA, Public Financing Authority Revenue, Refunding, Series A, AMBAC-Insured, 5.250% due 8/1/21	3,184,140
9,925,000	AAA	Los Angeles County, CA, COP, Antelope Valley Courthouse, Series A, AMBAC-Insured, 5.250% due 11/1/33	10,437,527
		Los Angeles, CA, Water & Power Revenue, Power Systems, Series B, FSA-Insured:
1,500,000	AAA	5.000% due 7/1/23	1,579,515
3,920,000	AAA	5.000% due 7/1/25	4,118,274
7,850,000	AAA	5.000% due 7/1/26	8,237,555
3,500,000	AAA	Metropolitan Water District of Southern California, Waterworks Revenue Authorization, Series B-2, FGIC-Insured, 5.000% due 10/1/24	3,698,135
		Modesto, CA, Irrigation District, COP, Capital Improvements, Series A, FSA-Insured:
1,535,000	AAA	5.000% due 7/1/20	1,609,309
2,210,000	AAA	5.000% due 7/1/21	2,311,594
1,680,000	AAA	5.000% due 7/1/22	1,753,954
5,000,000	Aaa(b)	Monterey County, CA, COP, Master Plan Financing, MBIA-Insured, 5.000% due 8/1/26	5,161,950
10,785,000	AAA	Novato, CA, USD, FGIC-Insured, 5.000% due 8/1/26	11,254,471

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report         5

Schedule of Investments (August 31, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

California — 8.7% (continued)
		Orange County, CA:
$1,000,000	AAA	Recovery, COP, Series A, MBIA-Insured, 6.000% due 7/1/08 (d)	$1,044,540
1,000,000	AAA	Refunding, Recovery, Series A, MBIA-Insured, 6.000% due 6/1/09 (d)	1,065,430
3,000,000	AAA	Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, Series AD, MBIA-Insured, 5.000% due 2/1/27	3,091,800
		Rancho Cucamonga, CA, RDA, Tax Allocation:
1,000,000	AAA	Rancho Development Project, MBIA-Insured, 5.250% due 9/1/26	1,020,980
5,000,000	AAA	Rancho Redevelopment Projects, MBIA-Insured, 5.125% due 9/1/30	5,174,250
2,025,000	AA-	Sacramento, CA, City Financing Authority Revenue, Capital Improvement, Call 6/1/10 @ 101, 5.600% due 6/1/25 (c)	2,191,131
		San Francisco, CA, City & County:
16,675,000	AAA	Airports Commission, International Airports Revenue, Refunding, Second Series 27B, FGIC-Insured, 5.125% due 5/1/26	17,470,564
		COP, San Bruno Jail No. 3, AMBAC-Insured:
3,000,000	AAA	5.250% due 10/1/20	3,154,740
5,000,000	AAA	5.250% due 10/1/26	5,246,600
		San Jose, CA:
5,000,000	AAA	RDA, Tax Allocation, Merged Area Redevelopment Project, MBIA-Insured, 5.000% due 8/1/24	5,215,900
		USD, GO, Santa Clara County, Series D, FSA-Insured, Call 8/1/10 @ 101:
4,580,000	AAA	5.000% due 8/1/21 (c)	4,870,143
3,000,000	AAA	5.125% due 8/1/25 (c)	3,203,640
		University of California Revenues, General Series A, AMBAC-Insured:
4,000,000	AAA	5.000% due 5/15/23	4,196,640
3,750,000	AAA	5.000% due 5/15/24	3,929,888
4,000,000	AAA	5.000% due 5/15/25	4,187,120
6,000,000	AAA	5.000% due 5/15/26	6,273,540

		Total California	211,785,426

Colorado — 3.2%
1,000,000	NR	Aspen, CO, Sales Tax Revenue, Call 11/1/09 @ 100, 5.250% due 11/1/15 (c)	1,046,590
		Colorado Educational & Cultural Facilities Authority Revenue, Refunding & Improvement, University of Denver Project, AMBAC-Insured, Call 3/1/11 @ 100:
2,815,000	AAA	5.250% due 3/1/18 (c)	2,997,412
5,810,000	AAA	5.300% due 3/1/19 (c)	6,198,398
3,245,000	AAA	5.500% due 3/1/21 (c)	3,488,570
12,500,000	AAA	Colorado Health Facilities Authority Revenue, Series B, Remarketed 7/8/98, 5.350% due 8/1/15 (d)	13,253,000

See Notes to Financial Statements.

6         Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report

Schedule of Investments (August 31, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Colorado — 3.2% (continued)
		Denver, CO, City & County:
$25,000,000	A+	Airport Revenue, Series A, 14.000% due 11/15/08 (a)	$28,053,000
		COP, Series B, AMBAC-Insured, Call 12/1/10 @ 101:
6,655,000	AAA	5.750% due 12/1/17 (c)	7,272,052
7,420,000	AAA	5.500% due 12/1/21 (c)	8,035,712
4,000,000	AAA	5.500% due 12/1/25 (c)	4,331,920
2,000,000	AAA	Golden, CO, Sales & Use Tax Revenue, Improvement, Series B, AMBAC-Insured, 5.100% due 12/1/20	2,104,820
		Highlands Ranch Metropolitan, District No. 2, FSA-Insured:
525,000	AAA	6.500% due 6/15/10 (d)	578,450
475,000	AAA	6.500% due 6/15/10	521,602

		Total Colorado	77,881,526

Connecticut — 2.3%
15,000,000	AAA	Connecticut State, HEFA Revenue, Yale University, Series W, 5.125% due 7/1/27	15,513,600
		Mashantucket Western Pequot Tribe Connecticut Special Revenue, Series B:
1,000,000	Baa3(b)	5.550% due 9/1/08 (e)	1,034,910
2,000,000	Baa3(b)	5.700% due 9/1/12 (e)	2,074,760
6,500,000	Baa3(b)	5.750% due 9/1/18 (e)	6,728,735
		South Central Connecticut Regional Water Authority, Water System Revenue, 16th Series, AMBAC-Insured:
2,715,000	AAA	5.375% due 8/1/25	2,898,208
7,920,000	AAA	5.375% due 8/1/30	8,457,372
		University of Connecticut, GO, Series A:
3,905,000	AA	5.000% due 4/1/20	4,120,087
4,500,000	AA	5.000% due 4/1/21	4,724,865
		Waterbury, CT, GO, Series A, FSA-Insured:
3,435,000	AAA	5.000% due 4/1/18	3,636,531
1,925,000	AAA	5.000% due 4/1/19	2,027,083
2,500,000	AAA	5.000% due 4/1/20	2,627,475
2,000,000	AAA	5.000% due 4/1/21	2,098,920
1,225,000	AAA	5.125% due 4/1/22	1,295,046

		Total Connecticut	57,237,592

Delaware — 0.0%
250,000	Aaa(b)	Delaware State EDA Revenue, Osteopathic Hospital Association, Series A, 6.750% due 1/1/13 (d)	280,020

District of Columbia — 0.7%
		District of Columbia:
385,000	AAA	Series A, MBIA-Insured, Call 6/1/08 @ 101, 5.000% due 6/1/15 (c)	397,921
740,000	AAA	Unrefunded Balance, Series A, MBIA-Insured, 5.000% due 6/1/15	762,681
		Revenue:
3,000,000	AAA	American Association for the Advancement of Science, AMBAC-Insured, 5.250% due 1/1/16 (f)	3,117,930

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report         7

Schedule of Investments (August 31, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

District of Columbia — 0.7% (continued)
		Georgetown University:
$3,900,000	AAA	Series D, Converted 5/1/98, MBIA-Insured, 5.350% due 4/1/16	$4,043,013
		Series E, Converted 5/1/98, MBIA-Insured:
3,700,000	AAA	5.350% due 4/1/17	3,835,679
5,300,000	AAA	5.350% due 4/1/18	5,491,489

		Total District of Columbia	17,648,713

Florida — 5.0%
2,000,000	AAA	Clay County, FL, School Board, COP, Master Lease Program, MBIA-Insured, Call 7/1/10 @ 101, 5.750% due 7/1/22 (c)	2,170,260
		Florida State Board of Education, Capital Outlay, GO, Public Education, Series A, Call 6/1/10 @ 101:
4,010,000	AAA	5.125% due 6/1/21 (c)	4,258,299
15,965,000	AAA	5.250% due 6/1/24 (c)	17,022,841
		Indian River County, FL, School Board, COP, MBIA-Insured:
4,175,000	AAA	5.000% due 7/1/21	4,437,775
2,485,000	AAA	5.000% due 7/1/23	2,622,619
1,430,000	AAA	5.000% due 7/1/24	1,507,034
5,100,000	AAA	Lakeland, FL, Electric & Water Revenue, Refunding, Series A, MBIA-Insured, 5.000% due 10/1/18	5,360,457
4,095,000	AAA	Lee County, FL, Transportation Facilities Revenue, Refunding, Series A, AMBAC-Insured, 5.500% due 10/1/17	4,415,106
		Martin County, FL, IDA Revenue, Indiantown Cogeneration Project:
13,500,000	BB+	Series A, 7.875% due 12/15/25 (a)	13,652,955
6,010,000	BB+	Series B, 8.050% due 12/15/25 (a)	6,080,918
		Orange County, FL:
		School Board, COP:
25,250,000	Aaa(b)	AMBAC-Insured, 5.500% due 8/1/25	26,867,768
18,500,000	Aaa(b)	Series A, MBIA-Insured, Call 8/1/09 @ 101, 5.250% due 8/1/23 (c)	19,516,020
4,500,000	AAA	Tourist Development Tax Revenue, Senior Lien, AMBAC-Insured, 5.125% due 10/1/25	4,773,465
2,740,000	AA	Orlando, FL, Utilities Commission, Water & Electric Revenue, Refunding, 5.000% due 10/1/23	2,871,246
2,070,000	AAA	Palm Beach County, FL, Public Improvement Revenue, Convention Center Project, FGIC-Insured, Call 11/1/11 @ 100, 5.125% due 11/1/20 (c)	2,215,148
2,000,000	AAA	St. Lucie West, FL, Services District, Special Assessment Revenue, Port St. Lucie, Refunding, Senior Lien, Water Management Benefit, Series A, MBIA-Insured, 5.250% due 5/1/25	2,107,060
1,100,000	AAA	Village Center Community Development District, Florida Recreational Revenue, Series A, MBIA-Insured, 5.200% due 11/1/25	1,167,188

		Total Florida	121,046,159

See Notes to Financial Statements.

8         Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report

Schedule of Investments (August 31, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Georgia — 1.1%
$2,000,000	AAA	Augusta, GA, Water & Sewer Revenue, FSA-Insured, 5.250% due 10/1/26	$2,126,280
7,065,000	AAA	Georgia Municipal Electric Authority Power Revenue, Refunding, Series A, FSA-Insured, 5.000% due 1/1/18	7,467,776
		Georgia Private Colleges & Universities Authority Revenue, Mercer University Project:
9,785,000	Baa2(b)	Call 10/1/11 @ 102, 5.750% due 10/1/31 (c)	10,857,044
2,000,000	Baa2(b)	Series A, 5.250% due 10/1/20	2,052,980
3,500,000	NR	Savannah, GA, EDA Revenue, College of Arts & Design Inc. Project, Call 10/1/09 @ 102, 6.900% due 10/1/29 (c)	3,871,630

		Total Georgia	26,375,710

Hawaii — 1.1%
		Hawaii State:
2,500,000	AAA	Airports Systems Revenue, Refunding Series A, FGIC-Insured, 5.750% due 7/1/21	2,684,075
		Department of Budget & Finance, Special Purpose Revenue, Kaiser Permanente, Series A:
15,545,000	AAA	5.100% due 3/1/14 (d)	16,203,020
4,000,000	AAA	5.150% due 3/1/15 (d)	4,159,480
3,850,000	AAA	Honolulu, HI, City & County, GO, Series A, FSA-Insured, Call 9/1/11 @ 100, 5.250% due 9/1/24 (c)	4,133,937

		Total Hawaii	27,180,512

Illinois — 3.3%
		Chicago, IL:
500,000	Aaa(b)	Metropolitan Water Reclamation District, Greater Chicago, GO, Capital Improvement Bonds, 7.000% due 1/1/11 (d)	549,385
50,185,000	AAA	Skyway Toll Bridge Revenue, AMBAC-Insured, Call 1/1/11 @ 101, 5.500% due 1/1/31 (c)	54,353,366
3,585,000	AAA	Wastewater Transmission Revenue, Second Lien, MBIA-Insured, Call 1/1/10 @ 101, 5.750% due 1/1/25 (c)	3,856,922
500,000	AAA	Cook County, IL, Community College District Number 508, Chicago, COP, FGIC-Insured, 8.750% due 1/1/07	508,025
		Illinois State:
2,750,000	AAA	COP, Department of Central Management Services, MBIA-Insured, 5.650% due 7/1/17	2,808,658
		GO, First Series:
4,000,000	AAA	FGIC-Insured, 5.125% due 2/1/22	4,222,520
10,000,000	AAA	MBIA-Insured, Call 6/1/10 @ 100, 5.625% due 6/1/25 (c)	10,705,000
3,430,000	AAA	University of Illinois Revenue, Auxiliary Facilities Systems, Series A, MBIA-Insured, Call 4/1/10 @ 101, 5.750% due 4/1/19 (c)	3,706,252

		Total Illinois	80,710,128

Indiana — 1.7%
36,625,000	BBB+	Indiana State DFA Environment Improvement Revenue, USX Corp. Project, 5.250% due 12/1/22	39,159,816

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report         9

Schedule of Investments (August 31, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Indiana — 1.7% (continued)
$2,500,000	BBB-	Petersburg, IN, PCR, Refunding, Indianapolis Power & Light Co. Project, 6.625% due 12/1/24	$2,538,900

		Total Indiana	41,698,716

Kansas — 0.6%
2,725,000	AAA	Johnson County, KS, USD, Number 231, Refunding & Improvement, Series A, FSA-Insured, 5.000% due 10/1/18	2,858,579
2,575,000	Aaa(b)	Kansas State DFA Revenue, Public Water Supply Revolving Loan, Series 2, AMBAC-Insured, 5.625% due 4/1/23	2,741,577
		Wyandotte County:
5,635,000	AAA	Kansas City, KS, Unified Government Utilities Systems Revenue, Refunding, Series 2004, AMBAC-Insured, 5.650% due 9/1/17	6,492,985
		KS, School District No. 204, Bonner Springs:
1,445,000	Aaa(b)	Series A, FSA-Insured, Call 9/1/10 @100, 5.600% due 9/1/20 (c)	1,551,973
555,000	Aaa(b)	Unrefunded Balance, Series A, FSA-Insured, 5.600% due 9/1/20	592,685

		Total Kansas	14,237,799

Kentucky — 0.2%
		Kentucky Infrastructure Authority, Series A:
1,200,000	A+	5.000% due 6/1/19	1,254,924
1,250,000	A+	5.000% due 6/1/20	1,307,763
1,835,000	AAA	Kentucky State Property & Buildings Commission Revenue, Project Number 66, Series A, MBIA-Insured, Call 5/1/10 @ 100, 5.700% due 5/1/17 (c)	1,966,349

		Total Kentucky	4,529,036

Louisiana — 0.1%
1,500,000	BBB-	St. Charles Parish, LA, PCR, Refunding, Union Carbide Corp. Project, 5.100% due 1/1/12	1,484,085

Maine — 0.1%
3,385,000	AAA	University of Maine System Revenue, Series A, AMBAC-Insured, Call 9/1/10 @ 100, 5.500% due 3/1/30 (c)	3,550,019

Maryland — 1.2%
5,000,000	AA-	Maryland State Health & Higher EFA Revenue, The Johns Hopkins Hospital Issue, 5.000% due 11/15/24	5,220,500
		Maryland State Transportation Authority:
4,470,000	AAA	Lease Revenue, Metrorail Parking Projects, AMBAC-Insured, 5.000% due 7/1/24	4,718,174
2,710,000	AAA	Parking Revenue, Baltimore/Washington International Airport Project, Series A, AMBAC-Insured, 5.000% due 3/1/22	2,853,142
		Montgomery County, MD, Housing Opportunities Commission Revenue, Series A:
2,725,000	A2(b)	5.550% due 11/1/22	2,830,403
12,980,000	A2(b)	5.650% due 11/1/33	13,500,109

		Total Maryland	29,122,328

See Notes to Financial Statements.

10         Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report

Schedule of Investments (August 31, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Massachusetts — 3.6%
		Massachusetts Bay Transportation Authority, Sales Tax Revenue, Senior Series A, Call 7/1/10 @ 100:
$3,235,000	AAA	5.500% due 7/1/30 (c)	$3,453,524
765,000	AAA	Refunded Balance, 5.500% due 7/1/30 (c)	816,676
		Massachusetts State:
		DFA Revenue:
1,000,000	Aaa(b)	Merrimack College Issue, MBIA-Insured, 5.000% due 7/1/22	1,049,820
2,200,000	A2(b)	Visual & Performing Arts Project, 6.000% due 8/1/21	2,637,976
		GO, Consolidated Loan, Series C, Call 11/1/12 @ 100:
12,240,000	AA	5.250% due 11/1/30 (c)	13,225,932
6,760,000	AA	Refunded Balance, 5.250% due 11/1/30 (c)	7,304,518
		HEFA Revenue:
15,000,000	AAA	Harvard University, Series FF, 5.000% due 7/15/22	15,831,900
5,000,000	AAA	New England Medical Center Hospital, Series H, FGIC-Insured, 5.000% due 5/15/22	5,197,750
3,000,000	AA	Partners Healthcare System, Series B, 5.250% due 7/1/13	3,151,140
		University of Massachusetts:
5,030,000	AAA	Lowell Campus, Series B, FGIC-Insured, 5.250% due 10/1/31	5,351,367
9,000,000	AAA	Project, Series C, MBIA-Insured, 5.250% due 10/1/31	9,600,660
		Worcester Campus, Series B, FGIC-Insured:
1,870,000	AAA	5.125% due 10/1/20	1,984,107
1,350,000	AAA	5.125% due 10/1/21	1,431,743
1,565,000	AAA	5.125% due 10/1/22	1,659,761
1,170,000	AAA	5.125% due 10/1/23	1,239,182
5,000,000	AAA	5.250% due 10/1/31	5,319,450
5,000,000	AAA	Special Obligation Revenue, Consolidated Loan, Series A, FGIC-Insured, Call 6/1/12 @ 100, 5.000% due 6/1/21 (c)	5,327,550
2,000,000	AAA	University of Massachusetts Building Authority, Project Revenue, Refunding, Senior Lien, Series 04-1, AMBAC-Insured, Call 11/1/14 @ 100, 5.250% due 11/1/26 (c)	2,208,960

		Total Massachusetts	86,792,016

Michigan — 7.1%
4,000,000	AA	Byron Center, MI, Public Schools, GO, Q-SBLF-Insured, 5.000% due 5/1/22	4,171,160
2,795,000	AAA	Clarkston, MI, Community Schools, GO, MBIA/Q-SBLF-Insured, Call 5/1/07 @ 100, 5.250% due 5/1/23 (c)	2,825,605
3,000,000	AAA	Detroit, MI, Water Supply Systems, Senior Lien, Series A, FGIC-Insured, Call 1/1/10 @ 101, 5.750% due 7/1/26 (c)	3,227,550
3,825,000	AA	Dundee, MI, Community School District, GO, School Building & Site, Q-SBLF-Insured, Call 5/1/10 @ 100, 5.500% due 5/1/30 (c)	4,072,822
		East Lansing, MI, Community School District, GO, School Building & Site, Q-SBLF-Insured, Call 5/1/10 @ 100:
1,000,000	AA	5.400% due 5/1/18 (c)	1,061,400
2,800,000	AA	5.450% due 5/1/19 (c)	2,976,680

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report         11

Schedule of Investments (August 31, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Michigan — 7.1% (continued)
$1,900,000	AA	5.500% due 5/1/21 (c)	$2,023,101
4,000,000	AA	5.625% due 5/1/30 (c)	4,276,120
4,075,000	AAA	Galesburg-Augusta, MI, Community Schools, GO, FGIC/Q-SBLF-Insured, Call 5/1/10 @ 100, 5.375% due 5/1/27 (c)	4,321,741
		Grand Rapids, MI, Water Supply, Refunding, FGIC-Insured:
1,000,000	AAA	5.250% due 1/1/17	1,060,890
3,500,000	AAA	5.250% due 1/1/18	3,708,810
1,000,000	AAA	Grand Valley, MI, State University Revenue, Refunding General, MBIA-Insured, Call 10/1/07 @ 101, 5.250% due 10/1/17 (c)	1,027,500
1,990,000	AA	Haslett, MI, Public School District, Building & Site, Q-SBLF-Insured, Call 11/1/11 @ 100, 5.000% due 5/1/22 (c)	2,117,937
		Michigan State:
5,530,000	AAA	COP, AMBAC-Insured, Call 6/1/10 @ 100, 5.500% due 6/1/27 (c)	5,895,920
		Hospital Finance Authority Revenue:
		Refunding, OSF Healthcare Systems, Call 11/15/09 @ 101:
5,355,000	A	6.125% due 11/15/19 (c)	5,803,321
2,500,000	A	6.250% due 11/15/24 (c)(f)	2,718,650
30,000,000	AA-	Trinity Health, Series C, 5.375% due 12/1/30	31,661,700
55,000,000	BB-	Midland County, MI, Economic Development Corp., Refunding, Subordinated, Limited Obligation, Series A, 6.875% due 7/23/09 (a)(g)	56,107,150
		Midland, MI, GO, AMBAC-Insured:
1,000,000	AAA	5.150% due 5/1/18	1,037,290
1,030,000	AAA	5.200% due 5/1/19	1,075,485
1,340,000	AAA	5.250% due 5/1/21	1,401,426
1,500,000	AA	Montague, MI Public Schools District, GO, Refunding, Building & Site, Q-SBLF-Insured, Call 11/1/11 @ 100, 5.000% due 5/1/22 (c)	1,596,435
3,555,000	AA	Newaygo, MI, GO, Public Schools, Q-SBLF-Insured, Call 5/1/10 @ 100, 5.625% due 5/1/26 (c)	3,794,145
		Saline, MI, Area Schools, GO, Series A, Q-SBLF-Insured, Call 5/1/10 @ 100:
3,145,000	AA	5.750% due 5/1/18 (c)	3,369,899
5,150,000	AA	5.375% due 5/1/19 (c)	5,452,768
4,305,000	AA	5.375% due 5/1/21 (c)	4,558,091
5,150,000	AA	5.375% due 5/1/22 (c)	5,452,768
		Stockbridge, MI, GO, Community Schools, Series A, Q-SBLF-Insured, Call 5/1/10 @ 100:
800,000	AA	5.400% due 5/1/16 (c)	849,120
825,000	AA	5.450% due 5/1/17 (c)	877,058
600,000	AA	5.500% due 5/1/21 (c)	638,874
1,325,000	AA	5.625% due 5/1/26 (c)	1,416,465
2,250,000	AAA	West Bloomfield, MI, School District, School Building & Site, MBIA-Insured, Call 5/1/11 @ 100, 5.125% due 5/1/21 (c)	2,393,707

		Total Michigan	172,971,588

See Notes to Financial Statements.

12         Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report

Schedule of Investments (August 31, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Minnesota — 3.5%
$2,500,000	AAA	Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, FNMA-Collateralized, 5.625% due 2/1/26	$2,601,975
		Eden Prairie, MN, MFH Revenue, Rolling Hills Project, Series A, GNMA-Collateralized:
1,000,000	Aa2(b)	6.150% due 8/20/31	1,083,930
1,000,000	Aa2(b)	6.200% due 2/20/43	1,074,480
		Elk River, MN, ISD Number 728, GO, Series A, MBIA-Insured:
9,500,000	Aaa(b)	5.375% due 2/1/20	10,124,815
4,250,000	Aaa(b)	5.500% due 2/1/21	4,550,900
		Hennepin County, MN, Lease Revenue, COP:
2,955,000	AA+	5.000% due 11/15/14	3,040,015
3,105,000	AA+	5.000% due 11/15/15	3,193,679
		Minneapolis & St. Paul, MN, Metropolitan Airports Commission, Airport Revenue:
		Series A, FGIC-Insured:
15,720,000	AAA	5.125% due 1/1/25	16,310,757
2,500,000	AAA	5.250% due 1/1/25	2,629,775
		Subordinated Series C, FGIC-Insured:
8,000,000	AAA	5.250% due 1/1/26	8,408,800
7,750,000	AAA	5.250% due 1/1/32	8,120,915
2,750,000	A-	Minneapolis, MN, Health Care System Revenue, Allina Health Systems, Series A, 6.000% due 11/15/18	3,034,570
500,000	A2(b)	Minnesota State Higher EFA Revenue, St. Johns University, Series 4-L, Call 10/1/07 @ 100, 5.350% due 10/1/17 (c)	509,190
		Minnesota State, GO:
7,400,000	AAA	5.250% due 8/1/18	7,758,382
6,375,000	AAA	5.250% due 8/1/19	6,678,386
		Rochester, MN, Electric Utilities Revenue:
1,210,000	Aa2(b)	5.100% due 12/1/17	1,272,884
1,270,000	Aa2(b)	5.125% due 12/1/18	1,334,694
1,335,000	Aa2(b)	5.200% due 12/1/19	1,403,686
1,405,000	Aa2(b)	5.250% due 12/1/20	1,477,751

		Total Minnesota	84,609,584

Mississippi — 0.8%
17,685,000	AAA	Mississippi Development Bank, Special Obligation, Capital Projects & Equipment Program, Series A, AMBAC-Insured, 5.625% due 7/1/31	20,581,449

Missouri — 1.7%
5,000,000	AAA	Kansas City, MO, Municipal Assistance Corp. Revenue, Refunding, Leasehold H.Roe, Series A, FGIC-Insured, 5.000% due 4/15/20	5,354,200
1,750,000	AAA	Mehlville, MO, School District North Route 9, COP, Missouri Capital Improvement Project, FSA-Insured, 5.000% due 9/1/19	1,840,423
		Missouri State HEFA Revenue, Lake Regional Health System Project:
1,200,000	BBB+	5.125% due 2/15/18	1,238,520
2,000,000	BBB+	5.600% due 2/15/25	2,100,340

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report         13

Schedule of Investments (August 31, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Missouri — 1.7% (continued)
		North Kansas City, MO, Hospital Revenue, North Kansas City Hospital, Series A, FSA-Insured:
$1,000,000	AAA	5.000% due 11/15/23	$1,045,360
900,000	AAA	5.000% due 11/15/24	942,534
1,000,000	Aaa(b)	Poplar Bluff, MO, Public Building Corp. Leasehold Revenue, MBIA-Insured, 5.250% due 9/1/22	1,077,530
1,500,000	Aaa(b)	Springfield, MO, Public Building Corp. Leasehold Revenue, Capital Improvement Program, AMBAC-Insured, 5.000% due 3/1/24	1,583,295
		St. Louis, MO, Airport Revenue, Airport Development Program, Series A, MBIA-Insured:
6,420,000	AAA	5.125% due 7/1/22	6,724,757
19,000,000	AAA	Call 7/1/11 @ 100, 5.250% due 7/1/31 (c)	20,357,360

		Total Missouri	42,264,319

Montana — 1.3%
32,920,000	NR	Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project, 7.000% due 12/31/19 (a)	32,922,304

New Hampshire — 0.0%
370,000	NR	New Hampshire Higher Educational & Health Facilities Authority Revenue, Refunding, First Mortgage, Odd Fellows Home, 9.000% due 6/1/14	404,747

New Jersey — 6.2%
870,000	AAA	Essex County, NJ, Improvement Authority Revenue, Refunding, Hampton Valley Apartments, Series A, MBIA, FHA-Insured, 5.650% due 1/1/15	871,731
2,390,000	AAA	Freehold Township, NJ, Board of Education, Refunding, MBIA-Insured, 5.000% due 7/15/22	2,511,054
8,990,000	AA-	New Jersey EDA Revenue, School Facilities Construction, Series F, Call 6/15/13 @ 100, 5.000% due 6/15/28 (c)	9,645,191
		New Jersey Health Care Facilities Financing Authority Revenue:
1,705,000	BB	Rahway Hospital Obligated Group, 5.000% due 7/1/08	1,692,502
		Robert Wood Johnson University Hospital:
2,280,000	A-	5.500% due 7/1/14	2,411,465
1,000,000	A-	5.600% due 7/1/15	1,062,640
2,045,000	A-	5.700% due 7/1/20	2,178,068
1,500,000	BBB+	St. Peters University Hospital, Series A, 6.875% due 7/1/30	1,664,130
		New Jersey State EDA:
3,890,000	CCC+	Continental Airlines Inc. Project, 5.500% due 4/1/28 (a)	3,446,034
2,000,000	NR	First Mortgage, Presbyterian, Series A, 6.375% due 11/1/31	2,107,180
30,450,000	BBB	PCR, Refunding, PSEG Power LLC Project, 5.000% due 3/1/12	31,451,501
880,000	NR	Revenue, Refunding, Holt Hauling & Warehousing, Series G, 8.400% due 12/15/15 (h)	1,011,824
11,030,000	B	Special Facility Revenue, Continental Airlines Inc. Project, 7.000% due 11/15/30 (a)(i)	11,534,512

See Notes to Financial Statements.

14         Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report

Schedule of Investments (August 31, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

New Jersey — 6.2% (continued)
		New Jersey State Transportation Trust Fund Authority, Transportation Systems, Series B, MBIA-Insured, Call 12/15/11 @ 100:
$2,000,000	AAA	6.000% due 12/15/19 (c)	$2,226,580
18,310,000	AAA	5.000% due 12/15/21 (c)	19,512,418
500,000	AAA	New Jersey State, EFA Revenue, Ramapo College, Series D, AMBAC-Insured, 5.000% due 7/1/25	520,135
10,000,000	NR	New Jersey, EDA Revenue, Refunding, Gloucester Marine Project, Series A, 6.625% due 1/1/37	10,092,100
2,200,000	A	South Jersey Port Corp. New Jersey Revenue, Refunding, 5.000% due 1/1/23	2,279,376
44,260,000	BBB	Tobacco Settlement Financing Corp., NJ, Asset-Backed Bonds, 5.750% due 6/1/32	46,478,754

		Total New Jersey	152,697,195

New York — 4.6%
		Metropolitan Transportation Authority of New York:
		Dedicated Tax Fund, Series A, FGIC-Insured:
5,130,000	AAA	Call 11/15/11 @ 100, 5.250% due 11/15/23 (c)	5,534,860
10,465,000	AAA	Call 4/1/10 @ 100, 5.875% due 4/1/25 (c)	11,277,293
7,500,000	AAA	Service Contract, Refunding, Series A, FGIC-Insured, 5.000% due 7/1/22	7,857,750
11,750,000	AAA	Nassau Health Care Corp., New York Health Systems Revenue, FSA-Insured, Call 8/1/09 @ 102, 5.500% due 8/1/19 (c)	12,581,665
		New York City, NY:
6,000,000	AAA	COP, Transit Authority, Metropolitan Transportation Authority, Triborough Bridge & Tunnel Authority, AMBAC-Insured, Call 1/1/10 @ 101, 5.875% due 1/1/30 (c)	6,488,220
5,000,000	AA	HDC, MFH Revenue, Series A, 5.100% due 11/1/24	5,208,550
		Municipal Water Finance Authority, Water & Sewer System Revenue, Series B:
5,000,000	AA+	Call 6/15/10 @ 101, 6.000% due 6/15/33 (c)	5,474,550
3,000,000	AA+	Unrefunded Balance, 6.000% due 6/15/33	3,269,160
		New York State Dormitory Authority Revenue:
7,000,000	AAA	Court Facilities, City of New York Issue, AMBAC-Insured, Call 5/15/10 @ 101, 5.750% due 5/15/30 (c)	7,592,060
2,660,000	AA-	Department of Education, 5.000% due 7/1/24	2,793,186
3,895,000	AAA	Maimonides Medical Center, MBIA-Insured, 5.000% due 8/1/24	4,089,205
10,000,000	AAA	State University Educational Facility, Series B, FSA-Insured, Call 5/15/10 @ 101, 5.500% due 5/15/30 (c)	10,760,000
		New York State Thruway Authority:
2,000,000	AAA	Highway & Bridge Toll Revenue Fund, FGIC-Insured, Series B-1, Call 4/1/10 @ 101, 5.500% due 4/1/18 (c)	2,147,960
		Highway & Bridge, Transportation Fund,
		Series B-1, FGIC-Insured, Call 4/1/10 @ 101:
2,305,000	AAA	5.400% due 4/1/17 (c)	2,467,848
6,595,000	AAA	5.500% due 4/1/19 (c)	7,082,898
5,950,000	AAA	5.600% due 4/1/20 (c)	6,409,935

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report         15

Schedule of Investments (August 31, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

New York — 4.6% (continued)
$5,715,000	A	Rensselaer County, NY, Industrial Development Agency, Civic Facility Revenue, Rensselaer Polytechnic Institute, 5.000% due 3/1/26	$6,001,207
1,000,000	AAA	St. Lawrence County, NY, IDA, Civic Facility Revenue, St. Lawrence University Project, Series A, MBIA-Insured, 5.375% due 7/1/18	1,049,130
3,000,000	AAA	Triborough Bridge & Tunnel Authority, GO, Series B, Call 1/1/22 @ 100, 5.500% due 1/1/30 (c)	3,439,410

		Total New York	111,524,887

North Carolina — 1.1%
		Charlotte, NC:
		Governmental Facilities Projects, COP, Series G:
3,500,000	AA+	5.250% due 6/1/23	3,709,230
3,000,000	AA+	5.000% due 6/1/24	3,132,180
1,500,000	AAA	Water & Sewer Systems Revenue, Call 6/1/09 @ 101, 5.250% due 6/1/24 (c)	1,578,660
1,145,000	AAA	Dare County, NC, COP, AMBAC-Insured, 5.375% due 6/1/15	1,258,905
		Greensboro, NC, Combined Enterprise Systems Revenue, Series A:
515,000	AA+	5.125% due 6/1/20	545,843
250,000	AA+	5.125% due 6/1/21	264,527
14,500,000	AAA	North Carolina State, Public Improvement, Series A, Call 3/1/11 @ 102, 5.000% due 3/1/18 (c)	15,568,505

		Total North Carolina	26,057,850

North Dakota — 0.0%
1,000,000	AAA	Burleigh County, ND, Health Care Revenue, MedCenter One Inc., MBIA-Insured, 5.250% due 5/1/13	1,022,800

Ohio — 9.3%
		Akron, Bath, and Copley, OH, Joint Township Hospital District, Hospital Revenue, Akron General Medical Center Project, AMBAC-Insured:
12,230,000	AAA	5.375% due 1/1/17	12,534,282
1,500,000	AAA	5.375% due 1/1/22	1,536,825
2,550,000	AAA	Avon Lake, OH, City School District, FGIC-Insured, Call 12/1/09 @ 102, 5.500% due 12/1/26 (c)	2,744,489
2,840,000	AAA	Brecksville-Broadview Heights, OH, City School District, FGIC-Insured, 6.500% due 12/1/16	2,915,260
		Canton, OH, City School District:
6,000,000	AAA	GO, Variable Purpose, Series A, MBIA-Insured, Call 12/1/10 @ 100, 5.500% due 12/1/20 (c)(f)	6,446,280
5,500,000	AAA	Variable Purpose, Series A, MBIA-Insured, Call 12/1/10 @ 100, 5.625% due 12/1/23 (c)	5,935,875
		Clermont County, OH, Hospital Facilities Revenue, Refunding, Mercy Health Systems, Series B, AMBAC-Insured:
3,415,000	AAA	5.625% due 9/1/16	3,543,267
1,000,000	AAA	5.625% due 9/1/21	1,037,060

See Notes to Financial Statements.

16         Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report

Schedule of Investments (August 31, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Ohio — 9.3% (continued)
		Cleveland, OH, Waterworks Revenue, First Mortgage, Series H, MBIA-Insured, Unrefunded Balance:
$20,000	AAA	5.625% due 1/1/13	$20,330
15,000	AAA	5.700% due 1/1/14	15,218
		Cuyahoga County, OH:
500,000	NR	Health Care Facilities Revenue, Refunding, Judson Retirement Community, Series A, Call 11/15/06 @ 102, 7.000% due 11/15/10 (c)	513,095
		Hospital Revenue:
1,000,000	AAA	Refunding & Improvement, MetroHealth Systems Project, MBIA-Insured, 5.625% due 2/15/17	1,027,900
5,935,000	AAA	Refunding MetroHealth System, Series A, MBIA-Insured, 5.250% due 2/15/19	6,082,722
		University Hospitals Health System Inc., AMBAC-Insured:
2,500,000	AAA	5.400% due 1/15/19	2,639,450
9,000,000	AAA	5.500% due 1/15/30	9,396,450
660,000	Aa2(b)	Delaware County, OH, Health Care Facilities Revenue, Centrum at Willow Brook, FHA-Insured, 6.550% due 2/1/35	667,273
3,290,000	Aaa(b)	Erie County, OH, Garbage Refuse Landfill Improvement, FSA-Insured, 5.250% due 12/1/24	3,538,428
900,000	AAA	Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, Series A, FHA-Insured, 6.600% due 8/1/25	904,059
5,400,000	Aaa(b)	Greene County, OH, Sewer Systems Revenue, Government Enterprise, AMBAC-Insured, Call 12/1/10 @ 101, 5.625% due 12/1/25 (c)	5,874,390
		Hamilton County, OH:
2,515,000	AAA	Hospital Facilities Revenue, Cincinnati Children’s Hospital, Series J, FGIC-Insured, 5.000% due 5/15/24	2,642,561
		Sales Tax Revenue:
3,135,000	Aaa(b)	Series B, AMBAC-Insured, 5.250% due 12/1/18	3,308,616
		Subordinated Series B, AMBAC-Insured:
3,610,000	Aaa(b)	5.250% due 12/1/19	3,809,922
12,650,000	Aaa(b)	5.250% due 12/1/32	13,249,737
2,000,000	AAA	Lakewood, OH, GO, AMBAC-Insured, 5.250% due 12/1/21	2,123,720
1,000,000	AA-	Lorain County, OH, Hospital Revenue, Catholic Healthcare, 5.500% due 10/1/17	1,070,090
		Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligation Group, AMBAC-Insured:
10,000,000	AAA	5.375% due 11/15/23	10,483,400
19,550,000	AAA	5.375% due 11/15/29	20,417,238
1,000,000	Aaa(b)	Madison, OH, Local School District, Butler County, MBIA-Insured, State Aid Withholding, 5.750% due 12/1/26	1,070,170
		Mason, OH, COP, Municipal Facilities Project, MBIA-Insured:
1,025,000	Aaa(b)	5.000% due 12/1/17	1,075,891
1,075,000	Aaa(b)	5.000% due 12/1/18	1,127,342
1,080,000	Aaa(b)	5.000% due 12/1/19	1,131,019

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report         17

Schedule of Investments (August 31, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Ohio — 9.3% (continued)
$4,325,000	Aaa(b)	Milford, OH, Exempt Village School District, School Improvement, FSA-Insured, 5.125% due 12/1/30	$4,513,094
		New Albany Plain Local School District:
775,000	Aaa(b)	FGIC-Insured, Call 6/1/12 @ 100, 5.000% due 12/1/25 (c)	827,840
4,225,000	Aaa(b)	Unrefunded Balance, FGIC-Insured, 5.000% due 12/1/25	4,426,152
		New Albany, OH, Community Authority, Community Facilities Revenue, Series B, AMBAC-Insured:
2,700,000	AAA	5.125% due 10/1/21	2,854,386
5,500,000	AAA	5.200% due 10/1/24	5,834,895
1,630,000	AA	New Lexington, OH, City School District, School Improvement, 5.375% due 12/1/21	1,752,837
17,750,000	BBB-	Ohio State Air Quality Development Authority Revenue, Cleveland Pollution Control, Series A, 6.000% due 12/1/13	18,400,715
3,380,000	AAA	Ohio State Higher Educational Facility Commission Revenue, University of Dayton Project, AMBAC-Insured, Call 12/1/10 @ 101, 5.500% due 12/1/25 (c)	3,660,472
		Ohio State:
2,725,000	AAA	Building Authority, State Facilities, Administration Building Fund Projects, Series A, Call 10/1/08 @ 101, 5.000% due 10/1/15 (c)	2,828,441
		Higher Educational Facility Commission Revenue:
2,875,000	A2(b)	John Carroll University Project, Call 4/1/09 @ 102, 5.850% due 4/1/20 (c)	3,083,294
6,000,000	AA	Oberlin College Project, 5.125% due 10/1/24	6,370,140
11,710,000	AAA	University of Dayton Project, AMBAC-Insured, Call 12/1/10 @ 101, 5.500% due 12/1/30 (c)	12,681,696
2,390,000	AAA	Water Development Authority Revenue, Fresh Water Improvement, 5.000% due 12/1/25	2,526,350
1,305,000	Aaa(b)	River Valley, OH, Local School District, School Facilities Construction & Improvement, FSA-Insured, 5.250% due 11/1/21	1,384,579
7,410,000	A3(b)	Steubenville, OH, Hospital Facilities Revenue, Refunding & Improvement, Trinity Health System Obligated Group, 6.500% due 10/1/30	8,093,276
		University of Cincinnati, OH, General Receipts, Series A, FGIC-Insured:
2,000,000	AAA	5.000% due 6/1/20	2,099,400
2,500,000	AAA	5.000% due 6/1/21	2,621,625
6,310,000	AAA	5.250% due 6/1/24	6,685,130
3,250,000	AAA	Warrensville Heights, OH, City School District, School Improvement, FGIC-Insured, 5.750% due 12/1/24	3,517,995
		Waterloo, OH, Local School District, GO, Classroom Facilities Improvement, FGIC-Insured:
2,000,000	Aaa(b)	Call 12/1/11 @ 100, 5.125% due 12/1/24 (c)	2,142,280
3,000,000	Aaa(b)	State Aid Withholding, Call 12/1/11 @ 100, 5.125% due 12/1/21 (c)	3,213,420

		Total Ohio	228,400,376

See Notes to Financial Statements.

18         Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report

Schedule of Investments (August 31, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Oklahoma — 0.4%
$1,500,000	AAA	Pottawatomie County, OK, Development Authority Water Revenue, North Dear Creek Reservoir Project, AMBAC-Insured, 5.000% due 7/1/23	$1,578,615
		Tulsa, OK, GO:
2,100,000	AA	5.000% due 3/1/18	2,175,999
2,100,000	AA	5.000% due 3/1/19	2,172,534
2,000,000	AA	5.000% due 3/1/20	2,066,440
1,000,000	A+	Woods County, OK, IDA, IDR, Refunding, Cargill Inc. Project, 6.250% due 10/1/14	1,001,940

		Total Oklahoma	8,995,528

Oregon — 1.9%
		Clackamas County, OR:
		Hospital Facilities Authority Revenue:
8,000,000	AA-	Legacy Health System, 5.250% due 5/1/21	8,393,680
2,000,000	AA-	Refunding, Legacy Health System, 5.750% due 5/1/15	2,168,200
6,665,000	Aaa(b)	School District Number 007J, Lake Oswego, MBIA-Insured, Call 6/1/11 @ 100, 5.000% due 6/1/22 (c)	7,061,634
		Oregon State:
2,000,000	AAA	Department of Administrative Services, Lottery Revenue, Series A, FSA-Insured, Call 4/1/12 @ 100, 5.500% due 4/1/18 (c)	2,177,540
3,000,000	AA+	Department of Transportation, Highway User Tax Revenue, Series A, 5.125% due 11/15/26	3,183,300
		GO, State Board of Higher Education, Series A:
1,385,000	AA-	5.000% due 8/1/26	1,472,809
2,600,000	AA-	5.000% due 8/1/36	2,747,550
4,890,000	AA-	Veterans Welfare, Series 82, 5.375% due 12/1/31	4,973,179
2,885,000	AA	Portland, OR, Community College District, Series A, Call 6/1/11 @ 100, 5.000% due 6/1/18 (c)	3,050,253
		Washington County, OR, GO, Call 6/1/11 @ 100:
4,330,000	Aa2(b)	5.000% due 6/1/21 (c)	4,578,023
6,490,000	Aa2(b)	5.125% due 6/1/23 (c)	6,896,728

		Total Oregon	46,702,896

Pennsylvania — 2.5%
		Kennett, PA, Consolidated School District, Series A, FGIC-Insured, State Aid Withholding, Call 2/15/12 @ 100:
1,040,000	Aaa(b)	5.000% due 2/15/18 (c)	1,107,642
1,270,000	Aaa(b)	5.100% due 2/15/19 (c)	1,358,824
1,350,000	Aaa(b)	5.125% due 2/15/20 (c)	1,446,066
1,535,000	Aaa(b)	5.125% due 2/15/21 (c)	1,644,231
1,680,000	Aaa(b)	5.200% due 2/15/23 (c)	1,805,714
5,500,000	BBB	Lebanon County, PA, Health Facilities Authority Revenue, Hospital, Good Samaritan Hospital Project, 5.800% due 11/15/22	5,847,325
1,605,000	AAA	Northampton County, PA General Purpose Authority Revenue County Agreement, FSA-Insured, 5.000% due 10/1/19	1,691,574

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report         19

Schedule of Investments (August 31, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value
Pennsylvania — 2.5% (continued)

$6,535,000	AAA	Pennsylvania State Turnpike Commission Revenue, Series A, AMBAC-Insured, 5.000% due 12/1/25	$6,970,362
10,120,000	AAA	Pennsylvania State, GO, Second Series, FSA-Insured, 5.000% due 6/1/18	10,842,669
		Philadelphia, PA, School District, GO, Series A, FSA-Insured, State Aid Withholding, Call 2/1/11 @ 100:
855,000	AAA	5.750% due 2/1/17 (c)	928,470
755,000	AAA	5.750% due 2/1/20 (c)	819,877
565,000	AAA	5.750% due 2/1/21 (c)	613,550
11,600,000	AAA	5.750% due 2/1/30 (c)	12,596,788
12,915,000	AAA	State Public School Building Authority Pennsylvania School Revenue, Lease, Philadelphia School District Project, FSA-Insured, 5.250% due 6/1/24	13,819,825

		Total Pennsylvania	61,492,917

Rhode Island — 0.1%
3,000,000	AAA	Rhode Island State Economic Development Corp., Airport Revenue, Series B, FGIC-Insured, Call 7/1/10 @ 101, 6.000% due 7/1/28 (c)	3,252,810

South Carolina — 8.5%
		Charleston County, SC, GO, Refunding & Capital Improvement:
1,520,000	AAA	Call 5/1/09 @ 101, 5.250% due 5/1/21 (c)	1,597,854
350,000	AAA	Unrefunded Balance, 5.250% due 5/1/21	367,381
		Greenville County, SC, School District Installment Purchase,
		Refunding, Building Equity Sooner for Tomorrow, Call 12/1/12 @ 101:
7,195,000	AA-	6.000% due 12/1/20 (c)	8,157,259
104,825,000	AA-	5.500% due 12/1/28 (c)(g)	115,951,126
9,860,000	AA-	Revenue, Building Equity Sooner for Tomorrow, Call 12/1/12 @ 101, 5.875% due 12/1/19 (c)	11,110,642
3,500,000	AAA	Medical University South Carolina Hospital Authority, Hospital Facilities Revenue, Refunding, Series A, FHA/MBIA-Insured, 5.000% due 8/15/31	3,641,750
2,470,000	AAA	South Carolina Jobs EDA Revenue, Myrtle Beach Convention, Subordinated Series B, MBIA-Insured, 5.250% due 4/1/26	2,599,799
		South Carolina Transportation Infrastructure Bank Revenue:
5,960,000	Aaa(b)	Refunding, Series A, AMBAC-Insured, 5.000% due 10/1/23	6,320,997
		Series A, AMBAC-Insured, Call 10/1/11 @ 100:
27,250,000	Aaa(b)	5.100% due 10/1/27 (c)	29,101,910
27,500,000	Aaa(b)	5.125% due 10/1/31 (c)	29,400,525

		Total South Carolina	208,249,243

Tennessee — 4.2%
		Chattanooga, TN:
		Electric Revenue, Call 9/1/10 @ 100:
1,600,000	AA	5.200% due 9/1/16 (c)	1,691,216
1,600,000	AA	5.250% due 9/1/17 (c)	1,694,160

See Notes to Financial Statements.

20         Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report

Schedule of Investments (August 31, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Tennessee — 4.2% (continued)
$1,600,000	AA	5.250% due 9/1/18 (c)	$1,691,728
6,300,000	AA	5.375% due 9/1/25 (c)	6,670,944
18,000,000	AAA	IDB Lease, Rent Revenue, AMBAC-Insured, 5.625% due 10/1/30	19,143,540
2,000,000	A+	Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.000% due 12/15/20	2,156,940
1,000,000	AAA	Franklin, TN, IDB, MFH Revenue, Refunding, Landings Apartment Project, Series A, FSA-Insured, 5.900% due 10/1/16	1,020,990
10,415,000	NR	Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue, 7.750% due 8/1/17	10,742,448
		Memphis-Shelby County, TN, Sports Authority Inc., Revenue, Memphis Arena Projects, AMBAC-Insured:
6,915,000	AAA	Series A, 5.125% due 11/1/22	7,342,969
5,665,000	AAA	Series B, 5.125% due 11/1/21	6,031,526
10,000,000	A+	Tennessee Energy Acquisition Corp., Gas Revenue, Series A, 5.250% due 9/1/24	11,141,300
14,000,000	AA	Tennessee Housing Development Agency, Mortgage Finance Program, Series A, 5.200% due 7/1/23	14,631,820
		Tennessee State:
		GO, Series A, Call 3/1/10 @ 100:
3,810,000	AA	5.250% due 3/1/17 (c)	4,015,511
4,000,000	AA	5.250% due 3/1/18 (c)	4,215,760
7,300,000	AA-	School Board Authority, Higher Educational Facilities, Second Program, Series A, Call 5/1/10 @ 100, 5.625% due 5/1/30 (c)	7,803,919
		Williamson County, TN, GO, Refunding:
1,500,000	Aa1(b)	5.000% due 3/1/18	1,577,385
1,895,000	Aa1(b)	Rural School, 5.000% due 3/1/18	1,992,763

		Total Tennessee	103,564,919

Texas — 2.2%
1,000,000	AAA	Brazos County, TX, Health Facility Development Corp., Franciscan Services Corp., Obligation Group, Series A, MBIA-Insured, 5.375% due 1/1/17	1,032,580
2,600,000	BBB-	Brownsville, TX, Naval District, Refunding, Union Carbide Corp. Project, 5.100% due 1/1/12	2,572,414
5,520,000	AAA	Burleson, TX, ISD, GO, Unrefunded Balance, PSF-Guaranteed, 6.750% due 8/1/24	5,532,310
6,470,000	CCC+	Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement, 6.375% due 5/1/35 (a)	6,274,929
1,200,000	BBB-	Gulf Coast Waste Disposal Authority, PCR, Refunding, Union Carbide Corp. Project, 5.100% due 1/1/12	1,187,268
		Harris County, TX, Health Facilities Development Corp.:
2,410,000	AA	Hospital, Texas Children’s Hospital Project, Revenue, Series A, 5.375% due 10/1/16	2,518,980
2,000,000	AAA	School Health Care System, Revenue, Series B, 5.750% due 7/1/27 (d)	2,370,980

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report         21

Schedule of Investments (August 31, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Texas — 2.2% (continued)
$1,045,000	AAA	Houston, TX, Community College System Revenue, Student Fee, MBIA-Insured, Call 4/15/07 @ 100, 5.650% due 4/15/15 (c)	$1,057,540
3,805,000	AAA	Lovejoy, TX, Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/31	3,977,785
		Lubbock, TX, Health Facilities Development Corp. Revenue, St. Joseph Health Systems:
2,500,000	AA-	5.250% due 7/1/13	2,596,225
3,635,000	AA-	5.250% due 7/1/14	3,776,874
1,000,000	AAA	Midland County, TX, Hospital District Revenue, Refunding, AMBAC-Insured, 5.375% due 6/1/16	1,011,850
9,000,000	AAA	North Central Texas Health Facility Development Corp. Revenue, Hospital, Zale Lipshy University Project, FSA-Insured, 5.450% due 4/1/15	9,262,890
5,000,000	AA	State of Texas, GO, Transport Commission - Mobility Fund, 5.000% due 4/1/35	5,228,100
		Tyler, TX, Health Facilities Development Corp., East Texas Medical Center Project:
1,350,000	AAA	Series A, MBIA-Insured, 5.500% due 11/1/17	1,393,038
1,000,000	AAA	Series B, FSA-Insured, 5.500% due 11/1/17	1,031,880
3,000,000	AAA	Series C, FSA-Insured, 5.500% due 11/1/17	3,095,640

		Total Texas	53,921,283

Vermont — 0.3%
		Vermont Educational & Health Buildings Agency Revenue, Norwich University Project, Call 9/1/13 @ 100:
1,250,000	Baa1(b)	5.300% due 9/1/23 (c)	1,362,488
2,650,000	Baa1(b)	5.500% due 9/1/28 (c)	2,920,724
1,750,000	Baa1(b)	5.500% due 9/1/33 (c)	1,928,780

		Total Vermont	6,211,992

Virginia — 3.2%
1,000,000	Aaa(b)	Arlington County, VA, IDA, MFH Revenue, Mortgage, Woodbury Park Apartments, Series A, Call 7/1/08 @ 102, 5.350% due 7/1/18 (c)	1,049,240
		Chesterfield County, VA, IDA, PCR, Virginia Electric & Power Co., Remarketed 11/8/02:
12,500,000	BBB	5.500% due 10/1/09	12,665,500
4,000,000	BBB	Series B, 5.875% due 6/1/17	4,369,320
		Fairfax County, VA:
200,000	AAA	Redevelopment & Housing Authority, MFH Revenue, Refunding, Paul Spring Retirement Center, Series A, FHA-Insured, 5.900% due 6/15/17	206,666
1,000,000	AAA	Water Authority & Water Revenue, 5.000% due 4/1/27	1,055,370
15,000,000	BBB	Louisa, VA, IDA, PCR, Virginia Electric & Power Co., Remarketed 11/8/02, 5.250% due 12/1/08	15,195,450
500,000	AAA	Prince William County, VA, IDA, Refunding, Mortgage, Potomac Place, Series A, GNMA-Collateralized, 6.250% due 12/20/27	522,470

See Notes to Financial Statements.

22         Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report

Schedule of Investments (August 31, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Virginia — 3.2% (continued)
$8,925,000	AAA	Stafford County, VA, IDA Revenue, Virginia Municipal League, MBIA-Insured, 5.000% due 8/1/35	$9,402,934
10,180,000	AA+	Virginia State Public School Authority, Series A, 5.000% due 8/1/20	10,979,333
21,500,000	BBB	York County, VA, IDA, PCR, Virginia Electrical & Power Co., Remarketed 11/8/02, 5.500% due 7/1/09	21,784,660

		Total Virginia	77,230,943

Washington — 0.5%
12,350,000	AAA	State of Washington, GO, Series R-2006A, AMBAC-Insured, 5.000% due 7/1/20	13,193,258
250,000	AAA	Washington State Public Power Supply System, Nuclear Project Number One Revenue, Refunding, Series B, FGIC/TCRS-Insured, 7.125% due 7/1/16	311,755

		Total Washington	13,505,013

West Virginia — 0.5%
4,190,000	BBB-	Kanawha County, WV, PCR Revenue, Refunding Union Carbide Corp. Project, 5.100% due 1/1/12	4,145,544
7,540,000	BBB-	South Charleston, WV, PCR Revenue, Refunding Union Carbide Corp. Project, 5.100% due 1/1/12	7,460,001

		Total West Virginia	11,605,545

Wisconsin — 0.1%
		Wisconsin State HEFA Revenue:
1,000,000	A	Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20	1,039,930
1,000,000	AAA	Medical College of Wisconsin Inc. Project, MBIA-Insured, 5.400% due 12/1/16	1,023,660

		Total Wisconsin	2,063,590

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $2,218,176,451)	2,372,582,231

SHORT-TERM INVESTMENTS(j) — 2.2%
Massachusetts — 0.1%
2,600,000	A-1+	Massachusetts State GO, Consolidated Loan, Series B, SPA-Bank of America, 3.520%, 9/1/06	2,600,000

New York — 0.1%
500,000	A-1+	New York City, NY, GO, Subordinated Series H-4, LOC-Bank of New York, 3.350%, 9/1/06	500,000
1,500,000	A-1+	New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Fiscal 2003, Subordinated Series C-1, SPA-Depfa Bank PLC, 3.540%, 9/1/06	1,500,000

		Total New York	2,000,000

Pennsylvania — 0.1%
3,200,000	A-1+	Geisinger Authority, PA, Health Systems Revenue, Geisinger Health Systems, Series B, SPA-Wachovia Bank, 3.580%, 9/1/06	3,200,000

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report         23

Schedule of Investments (August 31, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Texas — 1.7%
$1,840,000	A-1+	Bell County, TX, Health Facilities Development Corp. Revenue, Scott & White Memorial Hospital, HFA, Series 2001-2, MBIA-Insured, SPA-Westdeutsche Landesbank, 3.600%, 9/1/06	$1,840,000
		Harris County, TX, Health Facilities Development Corp. Revenue:
7,900,000	A-1+	Refunding, Methodist Hospital Systems, Series A, 3.600%, 9/1/06	7,900,000
8,100,000	A-1+	Special Facilities, Texas Medical Center Project, MBIA-Insured, SPA-JPMorgan Chase, 3.600%, 9/1/06	8,100,000
1,600,000	A-1+	St. Luke’s Episcopal Hospital, Series B, SPA-Northern Trust, Bayerische Landesbank, Bank of America, JPMorgan Chase, 3.600%, 9/1/06	1,600,000
21,000,000	A-1+	Texas Water Development Board Revenue, Refunding, State Revolving Fund, SPA-JPMorgan Chase, 3.450%, 9/1/06	21,000,000

		Total Texas	40,440,000

Utah — 0.2%
5,000,000	A-1+	Murray, UT, Hospital Revenue, IHC Health Services Inc., Series A, SPA-JPMorgan Chase, 3.600%, 9/1/06	5,000,000

-		TOTAL SHORT-TERM INVESTMENTS (Cost — $53,240,000)	53,240,000

		TOTAL INVESTMENTS — 99.3% (Cost — $2,271,416,451#)	2,425,822,231
		Other Assets in Excess of Liabilities — 0.7%	16,763,530

		TOTAL NET ASSETS — 100.0%	$2,442,585,761

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Rating by Moody’s Investors Service.

(c)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	All or a portion of this security is segregated for open futures contracts.

(h)	Security is currently in default.

(i)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2006.

(j)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 26 and 27 for definitions of ratings.

See Notes to Financial Statements.

24         Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report

Schedule of Investments (August 31, 2006) (unaudited) (continued)

Abbreviations used in this schedule:
AMBAC	— Ambac Assurance Corporation
CDA	— Community Development Authority
COP	— Certificate of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
ISD	— Independent School District
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement
TCRS	— Transferable Custodial Receipts
USD	— Unified School District

Summary of Investments by Industry * (unaudited)

Pre-Refunded	32.7%
Hospitals	9.7
Education	8.1
Miscellaneous	7.6
Utilities	7.0
Transportation	6.8
General Obligation	6.8
Cogeneration Facilities	4.5
Water and Sewer	4.2
Pollution Control	3.2
Tobacco	3.0
Escrowed to Maturity	1.9
Housing: Multi-Family	1.2
Tax Allocation	0.9
Housing: Single Family	0.8
Solid Waste	0.6
Industrial Development	0.4
Government Facilities	0.3
Public Facilities	0.2
Life Care Systems	0.1

Total Investments	100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of August 31, 2006 and are subject to change.

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report         25

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

26         Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report

Short-Term Security Ratings (unaudited)

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.
MIG1	— Moody’s highest rating for short-term municipal obligations.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report         27

Statement of Assets and Liabilities (August 31, 2006) (unaudited)

ASSETS:
Investments, at value (Cost — $2,271,416,451)	$2,425,822,231
Cash	33,982
Interest receivable	31,736,612
Receivable for securities sold	13,075,000
Receivable for Fund shares sold	5,832,778
Prepaid expenses	96,775

Total Assets	2,476,597,378

LIABILITIES:
Payable for securities purchased	26,980,838
Distributions payable	3,970,867
Investment management fee payable	1,015,073
Payable for Fund shares repurchased	928,762
Payable to broker — variation margin on open futures contracts	571,875
Distribution fees payable	202,552
Deferred compensation payable	22,933
Directors’ fees payable	6,855
Accrued expenses	311,862

Total Liabilities	34,011,617

Total Net Assets	$2,442,585,761

NET ASSETS:
Par value (Note 6)	$1,562,818
Paid-in capital in excess of par value	2,475,009,871
Undistributed net investment income	1,683,482
Accumulated net realized loss on investments and futures contracts	(184,252,474)
Net unrealized appreciation on investments and futures contracts	148,582,064

Total Net Assets	$2,442,585,761

Shares Outstanding:
Class 1	2,894,669

Class A	122,546,267

Class B	12,606,911

Class C	10,428,637

Class Y	7,805,332

Net Asset Value:
Class 1 (and redemption price)	$15.58

Class A (and redemption price)	$15.63

Class B *	$15.64

Class C *	$15.64

Class Y (and redemption price)	$15.65

Maximum Public Offering Price Per Share:
Class 1 (based on maximum sales charge of 4.75%)	$16.36

Class A (based on maximum sales charge of 4.00%)	$16.28

*	Redemption price is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

28         Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report

Statement of Operations (For the six months ended August 31, 2006) (unaudited)

INVESTMENT INCOME:
Interest	$63,519,155

EXPENSES:
Investment management fee (Note 2)	6,048,684
Distribution fees (Note 4)	2,697,984
Transfer agent fees (Note 4)	329,075
Legal fees	150,896
Registration fees	47,792
Directors’ fees	39,764
Shareholder reports (Note 4)	38,344
Audit and tax	32,566
Insurance	27,954
Custody fees	5,919
Miscellaneous expenses	7,121

Total Expenses	9,426,099
Less: Fee waivers and/or expense reimbursements (Notes 2 and 8)	(71,263)

Net Expenses	9,354,836

Net Investment Income	54,164,319

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 3):
Net Realized Gain From:
Investment transactions	737,358
Futures contracts	43,295,476

Net Realized Gain	44,032,834

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(3,338,736)
Futures contracts	(2,973,872)

Change in Net Unrealized Appreciation/Depreciation	(6,312,608)

Net Gain on Investments and Futures Contracts	37,720,226

Increase in Net Assets From Operations	$91,884,545

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report         29

Statements of Changes in Net Assets

For the six months ended August 31, 2006 (unaudited) and the year ended February 28, 2006

	August 31,	February 28,
OPERATIONS:
Net investment income	$54,164,319	$106,908,643
Net realized gain (loss)	44,032,834	(32,370,944)
Change in net unrealized appreciation/depreciation	(6,312,608)	2,157,322

Increase in Net Assets From Operations	91,884,545	76,695,021

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(53,970,342)	(105,050,955)

Decrease in Net Assets From Distributions to Shareholders	(53,970,342)	(105,050,955)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	248,511,893	361,966,199
Reinvestment of distributions	29,831,547	60,522,489
Cost of shares repurchased	(317,394,962)	(539,114,583)

Decrease in Net Assets From Fund Share Transactions	(39,051,522)	(116,625,895)

Decrease in Net Assets	(1,137,319)	(144,981,829)
NET ASSETS:
Beginning of period	2,443,723,080	2,588,704,909

End of period*	$2,442,585,761	$2,443,723,080

* Includes undistributed net investment income of:	$1,683,482	$1,489,505

See Notes to Financial Statements.

30         Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class 1 Shares(1)	2006(2)		2006	2005		2004(3)	2003	2002
Net Asset Value, Beginning of Period	$15.34		$15.52	$15.83		$15.42	$15.68	$15.52

Income (Loss) From Operations:
Net investment income	0.35		0.67	0.69		0.71	0.71	0.73
Net realized and unrealized gain (loss)	0.24		(0.19)	(0.31)		0.40	(0.23)	0.20

Total Income From Operations	0.59		0.48	0.38		1.11	0.48	0.93

Less Distributions From:
Net investment income	(0.35)		(0.66)	(0.69)		(0.70)	(0.74)	(0.76)
Net realized gains	—		—	—		—	—	(0.01)

Total Distributions	(0.35)		(0.66)	(0.69)		(0.70)	(0.74)	(0.77)

Net Asset Value, End of Period	$15.58		$15.34	$15.52		$15.83	$15.42	$15.68

Total Return(4)	3.87%		3.17%	2.52	%(5)	7.38%	3.11%	6.17%

Net Assets, End of Period (millions)	$45		$47	$52		$57	$59	$62

Ratios to Average Net Assets:
Gross expenses	0.70	%(6)	0.74%	0.75%		0.71%	0.74%	0.78%
Net expenses	0.69	(6)(7)	0.74 (7)	0.74	(7)	0.71	0.74	0.78
Net investment income	4.48	(6)	4.37	4.47		4.55	4.55	4.69

Portfolio Turnover Rate	13%		4%	8%		23%	49%	84%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended August 31, 2006 (unaudited).

(3)	For the year ended February 29, 2004.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would have been 2.45%.

(6)	Annualized.

(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report         31

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class A Shares(1)	2006(2)		2006	2005		2004(3)	2003	2002
Net Asset Value, Beginning of Period	$15.39		$15.57	$15.88		$15.47	$15.71	$15.52

Income (Loss) From Operations:
Net investment income	0.35		0.68	0.70		0.72	0.72	0.75
Net realized and unrealized gain (loss)	0.24		(0.19)	(0.31)		0.40	(0.22)	0.20

Total Income From Operations	0.59		0.49	0.39		1.12	0.50	0.95

Less Distributions From:
Net investment income	(0.35)		(0.67)	(0.70)		(0.71)	(0.74)	(0.75)
Net realized gains	—		—	—		—	—	(0.01)

Total Distributions	(0.35)		(0.67)	(0.70)		(0.71)	(0.74)	(0.76)

Net Asset Value, End of Period	$15.63		$15.39	$15.57		$15.88	$15.47	$15.71

Total Return(4)	3.86%		3.22%	2.56	%(5)	7.40%	3.21%	6.29%

Net Assets, End of Period (millions)	$1,915		$1,904	$1,995		$2,011	$1,981	$2,070

Ratios to Average Net Assets:
Gross expenses	0.69	%(6)	0.71%	0.70%		0.68%	0.68%	0.68%
Net expenses	0.69	(6)(7)	0.71 (7)	0.69	(7)	0.68	0.68	0.68
Net investment income	4.47	(6)	4.40	4.52		4.58	4.61	4.79

Portfolio Turnover Rate	13%		4%	8%		23%	49%	84%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended August 31, 2006 (unaudited).

(3)	For the year ended February 29, 2004.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would have been 2.49%.

(6)	Annualized.

(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

32         Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class B Shares(1)	2006(2)		2006	2005		2004(3)	2003	2002
Net Asset Value, Beginning of Period	$15.41		$15.58	$15.89		$15.48	$15.72	$15.53

Income (Loss) From Operations:
Net investment income	0.31		0.60	0.62		0.63	0.64	0.66
Net realized and unrealized gain (loss)	0.23		(0.18)	(0.31)		0.41	(0.23)	0.21

Total Income From Operations	0.54		0.42	0.31		1.04	0.41	0.87

Less Distributions From:
Net investment income	(0.31)		(0.59)	(0.62)		(0.63)	(0.65)	(0.67)
Net realized gains	—		—	—		—	—	(0.01)

Total Distributions	(0.31)		(0.59)	(0.62)		(0.63)	(0.65)	(0.68)

Net Asset Value, End of Period	$15.64		$15.41	$15.58		$15.89	$15.48	$15.72

Total Return(4)	3.52%		2.74%	2.01	%(5)	6.83%	2.66%	5.72%

Net Assets, End of Period (millions)	$198		$234	$339		$479	$592	$685

Ratios to Average Net Assets:
Gross expenses	1.22	%(6)	1.23%	1.22%		1.20%	1.19%	1.20%
Net expenses	1.20	(6)(7)	1.23 (7)	1.21	(7)	1.20	1.19	1.20
Net investment income	3.95	(6)	3.87	4.00		4.06	4.09	4.25

Portfolio Turnover Rate	13%		4%	8%		23%	49%	84%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended August 31, 2006 (unaudited).

(3)	For the year ended February 29, 2004.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would have been 1.95%.

(6)	Annualized.

(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report         33

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class C Shares(1)	2006(2)		2006	2005		2004(3)	2003	2002
Net Asset Value, Beginning of Period	$15.40		$15.57	$15.88		$15.47	$15.71	$15.52

Income (Loss) From Operations:
Net investment income	0.31		0.59	0.62		0.63	0.63	0.66
Net realized and unrealized gain (loss)	0.24		(0.18)	(0.32)		0.40	(0.22)	0.20

Total Income From Operations	0.55		0.41	0.30		1.03	0.41	0.86

Less Distributions From:
Net investment income	(0.31)		(0.58)	(0.61)		(0.62)	(0.65)	(0.66)
Net realized gains	—		—	—		—	—	(0.01)

Total Distributions	(0.31)		(0.58)	(0.61)		(0.62)	(0.65)	(0.67)

Net Asset Value, End of Period	$15.64		$15.40	$15.57		$15.88	$15.47	$15.71

Total Return(4)	3.58%		2.72%	1.97	%(5)	6.80%	2.62%	5.68%

Net Assets, End of Period (millions)	$163		$164	$182		$196	$189	$184

Ratios to Average Net Assets:
Gross expenses	1.23	%(6)	1.26%	1.25%		1.24%	1.24%	1.24%
Net expenses	1.21	(6)(7)	1.26 (7)	1.24	(7)	1.24	1.24	1.24
Net investment income	3.94	(6)	3.85	3.97		4.02	4.05	4.22

Portfolio Turnover Rate	13%		4%	8%		23%	49%	84%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended August 31, 2006 (unaudited).

(3)	For the year ended February 29, 2004.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would have been 1.90%.

(6)	Annualized.

(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

34         Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class Y Shares(1)	2006(2)		2006	2005		2004(3)	2003	2002
Net Asset Value, Beginning of Period	$15.41		$15.59	$15.90		$15.48	$15.73	$15.54

Income (Loss) From Operations:
Net investment income	0.36		0.71	0.72		0.75	0.74	0.77
Net realized and unrealized gain (loss)	0.24		(0.19)	(0.30)		0.41	(0.23)	0.21

Total Income From Operations	0.60		0.52	0.42		1.16	0.51	0.98

Less Distributions From:
Net investment income	(0.36)		(0.70)	(0.73)		(0.74)	(0.76)	(0.78)
Net realized gains	—		—	—		—	—	(0.01)

Total Distributions	(0.36)		(0.70)	(0.73)		(0.74)	(0.76)	(0.79)

Net Asset Value, End of Period	$15.65		$15.41	$15.59		$15.90	$15.48	$15.73

Total Return(4)	3.95%		3.40%	2.74	%(5)	7.66%	3.32%	6.47%

Net Assets, End of Period (millions)	$122		$95	$21		$36	$36	$33

Ratios to Average Net Assets:
Gross expenses	0.51	%(6)	0.55%	0.51%		0.50%	0.50%	0.50%
Net expenses	0.51	(6)(7)	0.54 (7)	0.50	(7)	0.50	0.50	0.50
Net investment income	4.60	(6)	4.62	4.70		4.76	4.78	4.92

Portfolio Turnover Rate	13%		4%	8%		23%	49%	84%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended August 31, 2006 (unaudited).

(3)	For the year ended February 29, 2004.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would have been 2.67%.

(6)	Annualized.

(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report         35

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners Managed Municipals Fund, Inc. (formerly known as Smith Barney Managed Municipals Fund Inc.) (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolios. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

36         Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(d) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(f) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

For a portion of the period of this report, Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”), acted as the investment manager of the Fund. Under the investment management agreement, the Fund paid an investment management fee calculated daily and paid monthly in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $500 million	0.550%
Next $1 billion	0.500
Over $1.5 billion	0.450

During the six months ended August 31, 2006, the Fund was reimbursed for expenses in the amount of $71,263.

Effective August 1, 2006, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) became the Fund’s investment manager and Western Asset Management Company (“Western Asset”) became the Fund’s subadviser. The portfolio managers who are responsible for the day-to-day management of the Fund remain the same immediately prior to and immediately after the date of these changes. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason.

Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report         37

Notes to Financial Statements (unaudited) (continued)

LMPFA provides administrative and certain oversight services to the Fund. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Fund. The Fund’s investment management fee remains unchanged. For its services, LMPFA pays Western Asset 70% of the net management fee that it receives from the Fund.

Citigroup Global Markets Inc. (“CGM”), and PFS Investments Inc. (“PFS”), and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serve as co-distributors of the Fund.

There is a maximum initial sales charge of 4.75% and 4.00% for Class 1 and A shares, respectively. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

The Fund has adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested directors (“Directors”) to defer the receipt of all or a portion of the directors’ fees earned until a later date specified by the Directors. The deferred fees earn a return based on notional investments selected by the Directors. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Directors’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Board of Directors voted to discontinue offering the Plan to its members effective January 1, 2007. This change will have no effect on fees previously deferred. As of August 31, 2006, the Fund had accrued $22,933 as deferred compensation payable under the Plan.

Certain officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

3.	Investments

During the six months ended August 31, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$306,904,017

Sales	310,626,510

At August 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$154,466,374
Gross unrealized depreciation	(60,594)

Net unrealized appreciation	$154,405,780

38         Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

At August 31, 2006, the Fund had the following open futures contracts:

Contracts to Sell:	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
U.S. Treasury Bonds	1,525	9/06	$162,974,722	$168,798,438	$(5,823,716)

4.	Class Specific Expenses

The Fund has adopted a Rule 12b-1distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended August 31, 2006, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class 1	—	$40,569	$2,105
Class A	$1,432,237	234,749	27,374
Class B	695,423	45,867	6,282
Class C	570,324	7,875	2,286
Class Y	—	15	297

Total	$2,697,984	$329,075	$38,344

5.	Distributions to Shareholders by Class

	Six Months Ended August 31, 2006	Year Ended February 28, 2006
Net Investment Income
Class 1	$1,031,866	$2,090,880
Class A	42,513,530	84,471,706
Class B	4,213,538	10,739,471
Class C	3,199,296	6,530,682
Class Y	3,012,112	1,218,216

Total	$53,970,342	$105,050,955

6.	Capital Shares

At August 31, 2006, the Fund had one billion shares of capital stock authorized with a par value of $0.01 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report         39

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2006		Year Ended February 28, 2006
	Shares	Amount	Shares	Amount
Class 1
Shares sold	39,922	$616,770	122,664	$1,889,622
Shares issued on reinvestment	66,663	1,031,589	135,959	2,090,759
Shares repurchased	(258,182)	(3,992,276)	(552,122)	(8,503,181)

Net Decrease	(151,597)	$(2,343,917)	(293,499)	$(4,522,800)

Class A
Shares sold	7,656,364	$118,765,451	15,207,190	$234,604,160
Shares issued on reinvestment	1,563,970	24,278,300	3,117,641	48,089,482
Shares repurchased	(10,393,703)	(161,101,334)	(22,736,903)	(350,919,301)

Net Decrease	(1,173,369)	$(18,057,583)	(4,412,072)	$(68,225,659)

Class B
Shares sold	302,378	$4,695,889	841,373	$13,001,083
Shares issued on reinvestment	157,778	2,451,664	397,950	6,146,784
Shares repurchased	(3,040,518)	(47,170,682)	(7,815,923)	(120,777,291)

Net Decrease	(2,580,362)	$(40,023,129)	(6,576,600)	$(101,629,424)

Class C
Shares sold	607,566	$9,433,783	936,750	$14,471,334
Shares issued on reinvestment	123,646	1,920,470	253,821	3,917,165
Shares repurchased	(945,497)	(14,669,032)	(2,250,176)	(34,749,550)

Net Decrease	(214,285)	$(3,314,779)	(1,059,605)	$(16,361,051)

Class Y
Shares sold	7,428,940	$115,000,000	6,383,478	$98,000,000
Shares issued on reinvestment	9,621	149,524	18,018	278,299
Shares repurchased	(5,822,711)	(90,461,638)	(1,566,340)	(24,165,260)

Net Increase	1,615,850	$24,687,886	4,835,156	$74,113,039

7.	Capital Loss Carryforward

As of February 28, 2006, the Fund had a net capital loss carryforward of $224,013,656, of which $6,474,126 expires in 2008, $33,918,659 expires in 2009, $60,003,856 expires in 2011, $90,448,017 expires in 2013 and $33,168,998 expires in 2014. These amounts will be available to offset any future taxable capital gains.

8.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM

40         Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order.

On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Funds.

Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report         41

Notes to Financial Statements (unaudited) (continued)

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Fund’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Fund’s investment manager and its affiliates to continue to render services to the Funds under their respective contracts.

* * *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including Legg Mason Partners

42         Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Managed Municipals Fund Inc. (the “Fund”)) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the Investment Company Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

10.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, SBFM and SBAM believe that this matter is not likely to have a material adverse effect on the Funds.

11.	Additional Shareholder Information

The Fund’s Board approved certain share class modifications which, among other things, will standardize share class features for all funds in the fund complex. The features standardized include such things as sales loads, distribution charges and other costs. These modifications are expected to be implemented during the fourth quarter of 2006.

The Fund’s Board also approved a number of initiatives designed to streamline and restructure the fund complex, and has authorized seeking shareholder approval for those initiatives where shareholder approval is required. As a result, Fund shareholders will be

Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report         43

Notes to Financial Statements (unaudited) (continued)

asked to elect a new Board, approve matters that will result in the Fund being grouped for organizational and governance purposes with other funds in the fund complex, and domicile the Fund as a Maryland business trust, with all funds operating under uniform charter documents. Fund shareholders also will be asked to approve investment matters, including standardized fundamental investment policies.

Proxy materials describing these matters are expected to be sent to shareholders later in 2006. If shareholder approval is obtained, these matters generally are expected to be implemented during the first quarter of 2007.

12.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be March 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that FIN 48 will have on the financial statements.

* * *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

44         Legg Mason Partners Managed Municipals Fund, Inc. 2006 Semi-Annual Report

Board Approval of Management and Subadvisory Agreements (unaudited)

At a meeting held in person on June 28, 2006, the Fund’s Board, including a majority of the Board Members who are not “interested persons” of the Fund or Legg Mason Partners Fund Advisor, LLC (the “Manager”) or any sub-investment adviser as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), approved a new management agreement (the “New Management Agreement”) between the Fund and the Manager. The Fund’s Board, including a majority of the Independent Board Members, also approved a new subadvisory agreement between the Manager and Western Asset Management Company (“Western Asset”) (the “Subadviser”) (the “New Subadvisory Agreement”). The New Management Agreement and the New Subadvisory Agreement replaced the Fund’s prior management agreement with Smith Barney Fund Management LLC and were entered into in connection with an internal reorganization of the Manager’s and the prior manager’s parent organization, Legg Mason. In approving the New Management Agreement and New Subadvisory Agreement, the Board, including the Independent Board Members, considered the factors discussed below, among other things.

The Board noted that the Manager will provide administrative and certain oversight services to the Fund, and that the Manager will delegate to the Subadviser the day-to-day portfolio management of the Fund. The Board Members reviewed the qualifications, backgrounds and responsibilities of the senior personnel that will provide oversight and general management services and the portfolio management team that would be primarily responsible for the day-to-day management of the Fund. The Board Members noted that the portfolio management team was expected to be the same as then managing the Fund.

The Board Members received and considered information regarding the nature, extent and quality of services expected to be provided to the Fund by the Manager under the New Management Agreement and by the Subadviser under the New Subadvisory Agreement. The Board Members’ evaluation of the services expected to be provided by the Manager and the Subadviser took into account the Board Members’ knowledge and familiarity gained as Fund Board Members, including as to the scope and quality of Legg Mason’s investment management and other capabilities and the quality of its administrative and other services. The Board Members considered, among other things, information and assurances provided by Legg Mason as to the operations, facilities and organization of the Manager and the Subadviser and the qualifications, backgrounds and responsibilities of their senior personnel. The Board Members further considered the financial resources available to the Manager, the Subadviser and Legg Mason. The Board Members concluded that, overall, the nature, extent and quality of services expected to be provided under the New Management Agreement and the New Subadvisory Agreement were acceptable.

The Board Members also received and considered performance information for the Fund as well as comparative information with respect to a peer group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board Members were provided with a description of the methodology Lipper used to determine the similarity of the Fund to the funds included in

Legg Mason Partners Managed Municipals Fund, Inc.         45

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

the Performance Universe. The Board Members noted that they had received and discussed with management, at periodic intervals, information comparing the Fund’s performance against, among other things, its benchmark. Based on the Board Members’ review, which included careful consideration of the factors noted above, the Board Members concluded that the performance of the Fund, under the circumstances, supported approval of the New Management Agreement and New Subadvisory Agreement.

The Board Members reviewed and considered the management fee that would be payable by the Fund to the Manager in light of the nature, extent and quality of the management services expected to be provided by the Manager. Additionally, the Board Members received and considered information comparing the Fund’s management fee and overall expenses with those of comparable funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board Members also reviewed and considered the subadvisory fee that would be payable by the Manager to the Subadviser in light of the nature, extent and quality of the management services expected to be provided by the Subadviser. The Board Members noted that the Manager, and not the Fund, will pay the subadvisory fee to the Subadviser. The Board Members determined that the Fund’s management fee and the Fund’s subadvisory fee were reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the New Management Agreement and the New Subadvisory Agreement.

The Board Members received and considered a pro-forma profitability analysis of Legg Mason and its affiliates in providing services to the Fund, including information with respect to the allocation methodologies used in preparing the profitability data. The Board Members recognized that Legg Mason may realize economies of scale based on its internal reorganization and synergies of operations. The Board Members noted that it was not possible to predict with a high degree of confidence how Legg Mason’s and its affiliates’ profitability would be affected by its internal reorganization and by other factors including potential economies of scale, but that based on their review of the pro forma profitability analysis, their most recent prior review of the profitability of the predecessor manager and its affiliates from their relationship with the Fund and other factors considered, they determined that the management fee was reasonable. The Board Members noted that they expect to receive profitability information on an annual basis.

In their deliberations, the Board Members also considered, and placed significant importance on, information that had been received and conclusions that had been reached by the Board in connection with the Board’s most recent approval of the Fund’s prior management agreement, in addition to information provided in connection with the Board’s evaluation of the terms and conditions of the New Management Agreement and the New Subadvisory Agreement.

The Board Members considered Legg Mason’s advice and the advice of its counsel that the New Management Agreement and the New Subadvisory Agreement were being entered into in connection with an internal reorganization within Legg Mason, that did not involve an actual change of control or management. The Board Members further noted that the terms and conditions of the New Management Agreement are substantially

46         Legg Mason Partners Managed Municipals Fund, Inc.

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

identical to those of the Fund’s previous management agreement except for the identity of the Manager, and that the initial term of the New Management Agreement (after which it will continue in effect only if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Board Members) was the same as that under the prior management agreement.

In light of all of the foregoing, the Board, including the Independent Board Members, approved the New Management Agreement and the New Subadvisory Agreement. No single factor reviewed by the Board Members was identified as the principal factor in determining whether to approve the New Management Agreement and the New Subadvisory Agreement. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Independent Board Members also discussed the proposed approval of the New Management Agreement and the New Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present.

Legg Mason Partners Managed Municipals Fund, Inc.         47

Legg Mason Partners Managed Municipals Fund, Inc.

DIRECTORS Dwight B. Crane Burt N. Dorsett R. Jay Gerken, CFA Chairman Elliot S. Jaffe Stephen E. Kaufman Cornelius C. Rose, Jr.

INVESTMENT MANAGER

Legg Mason Partners Fund
Advisor, LLC

SUBADVISER

Western Asset Management
Company

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor
Services, LLC

PFS Investments Inc.

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough,

Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Managed Municipals Fund, Inc., but it may also be used as sales literature when preceded or accompanied by the current prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2006 Legg Mason Investor Services, LLC Member NASD, SIPC

FD0435 10/06	SR06-165

Legg Mason Partners Managed Municipals Fund, Inc.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND, INC.

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on each Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov. Proxy voting reports for the period ending June 30, 2005 will be continue to be listed under the Fund’s former Smith Barney Managed Municipals Fund Inc. name.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) Not applicable.

(b) Attached hereto.

Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Managed Municipals Fund, Inc.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Managed Municipals Fund, Inc.

Date:	November 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Managed Municipals Fund, Inc.

Date:	November 7, 2006

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Managed Municipals Fund, Inc.

Date:	November 7, 2006